NET INVESTMENT IN DIRECT FINANCING LEASES - Summary of the Components of Net Investment in Direct Financing Leases (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
NET INVESTMENT IN DIRECT FINANCING LEASES
Total minimum lease payments to be received	$ 113,888,592	$ 122,893,158
Less: Amounts representing estimated executory costs	0	0
Minimum lease payments receivable	113,888,592	122,893,158
Less: unearned income, representing interest	(3,243,488)	(3,137,139)
Present value of minimum lease receivable	110,645,104	119,756,019
Less: Allowance for uncollectible receivables	(110,645,104)	(119,067,356)	$ (121,442,109)
Net investment in direct financing leases.	$ 0	$ 688,663